Schedule of acquiree’s identifiable net assets the partial goodwill method (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Notes and other explanatory information [abstract]
Total purchase consideration	€ 14,626
Less: Fair value of net identifiable assets	(11,970)
of which attributable to the parent (67.04%)	(8,025)
of which attributable to NCI (32.96%)	(3,945)
Goodwill recognised (parent’s share only)	6,602
QIND net assets at acquisition (excluding pre-existing goodwill)	(10,256)
Customer relationships	19,758
Trade names	4,606
Inventory step-up	61
Deferred tax liability on fair value uplifts	(2,198)
Fair value of identifiable net assets (100%)	€ 11,970